Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
TOUCHSTONE STRATEGIC TRUST | Touchstone Dynamic Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Dynamic Equity Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Touchstone Dynamic Diversified Income Fund, and Touchstone Dynamic Global Allocation Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Controlled Growth with Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Controlled Growth with Income Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Touchstone Dynamic Diversified Income Fund, and Touchstone Dynamic Global Allocation Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Dynamic Diversified Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Dynamic Diversified Income Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Touchstone Dynamic Diversified Income Fund, and Touchstone Dynamic Global Allocation Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Dynamic Global Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Dynamic Global Allocation Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Touchstone Dynamic Diversified Income Fund, and Touchstone Dynamic Global Allocation Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.